Provision for credit losses (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Provision for credit losses
Loans held at amortized cost	SFr 206	SFr 114
Other financial assets held at amortized cost	12	(147)
Off-balance sheet credit exposures	(1)	(14)
Provision for credit losses	SFr 217	(47)
Archegos Capital Management [Member]
Provision for credit losses
Other financial assets held at amortized cost		SFr (155)